Related Party Transactions - Additional Information (Detail) - USD ($)						3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 07, 2021	Dec. 02, 2021	Nov. 06, 2021	Mar. 18, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Related Party Transaction [Line Items]
Debt instrument conversion price per share		$ 10
Per share amount to be maintained in the trust account		$ 10.2
Due to related party		$ 170,000
Due to Related Parties, Current	$ 263,725					$ 474,400	$ 15,484	$ 0	$ 263,725
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Share Price	$ 0.6	$ 10				$ 0.6			$ 0.6
Shares issued		3,000,000				1,800,000			1,800,000
Administration And Support Services [Member]
Related Party Transaction [Line Items]
Related party transaction expenses						$ 60,000	$ 60,000	15,483	$ 240,000
Administration And Support Services [Member] | Accrued Liabilities Current [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 15,483					55,483		$ 15,483	15,483
Sponsor [Member]
Related Party Transaction [Line Items]
Operating expenses	$ 263,725					$ 210,675			$ 250,000
Sponsor [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares issued		5,000,000
Sponsor [Member] | Promissory Note
Related Party Transaction [Line Items]
Debt instrument face value					$ 300,000
Sponsor [Member] | Administration And Support Services [Member]
Related Party Transaction [Line Items]
Related party transaction expenses			$ 20,000
Sponsor [Member] | Working Capital Loans
Related Party Transaction [Line Items]
Working capital loans convertible into equity warrants			$ 1,500,000
Debt instrument conversion price per share			$ 10
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding	5,750,000					5,750,000		5,750,000	5,750,000
Purchase of shares					6,325,000
Purchase of shares in value					$ 25,000
Forfeiture of common shares				1,150,000
Common Class B [Member] | Sponsor [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Related Party Transaction [Line Items]
Lock in period of shares						1 year			1 year
Share Price	$ 12					$ 12			$ 12
Waiting period after which the share trading days are considered						150 days			150 days
Number of trading days for determining share price						20 days			20 days
Number of consecutive trading days for determining the share price						30 days			30 days